BASIS OF PREPARATION - Foreign Exchange Rates (Details) - EUR to USD	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	1.131610	1.227100
Average rate	1.183269	1.147000